Other Income (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income (Textual)
Selling expense	$ 2,082,829	$ 1,170,378	$ 927,243
Morpheus Software Licence Agreement [Member]
Other Income (Textual)
Unpaid amount			$ 125,000
2014 [Member] | Morpheus Software Licence Agreement [Member]
Other Income (Textual)
Total consideration	$ 200,000